Auditor's remuneration	12 Months Ended
Sep. 30, 2023
Auditor's remuneration
Auditor's remuneration

Note 33. Auditor’s remuneration

The fees payable to the auditor, PricewaterhouseCoopers (PwC), and overseas firms belonging to the PwC network of firms were:

	Consolidated		Parent Entity
$'000	2023	2022	2023	2022
Audit and audit-related fees
Audit fees
PwC Australia	25,859	28,442	25,580	28,366
Overseas PwC network firms	5,712	5,670	812	459
Total audit fees	31,571	34,112	26,392	28,825
Audit-related fees
PwC Australia	2,605	1,490	2,605	1,490
Overseas PwC network firms	96	54	-	-
Total audit-related fees	2,701	1,544	2,605	1,490
Total audit and audit-related fees	34,272	35,656	28,997	30,315
Tax fees
PwC Australia	-	36	-	36
Total tax fees	-	36	-	36
Other fees
Overseas PwC network firms	282	-	-	-
Total other fees	282	-	-	-
Total audit and non-audit fees	34,554	35,692	28,997	30,351

Fees payable to the auditor have been categorised as follows:

Audit	The year end audit, half-year review and comfort letters associated with debt issues and capital raisings.
Audit-related	Consultations regarding accounting standards and reporting requirements, regulatory compliance reviews and assurance related to debt and capital offerings.
Tax	Tax compliance services.
Other	Review of operational effectiveness of certain system implementations.

It is Westpac’s policy to engage PwC on assignments additional to its statutory audit duties only if its independence is not impaired or seen to be impaired and where its expertise and experience with Westpac is important. All services were approved by the Board Audit Committee in accordance with Westpac’s Pre-Approval of Engagement of PricewaterhouseCoopers for Audit or Non-Audit Services Policy.

PwC also received fees of $8.7 million (2022: $9.3 million) for various entities which are related to Westpac but not consolidated. These non-consolidated entities include entities sponsored by the Group, trusts of which a Westpac Group entity is trustee, manager or responsible entity, superannuation funds and pension funds.